UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported) February 10, 2016

Commission File Number of securitizer: n/a

Central Index Key Number of securitizer: 0001546835

Henry B. Howard (786) 777-0300

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _n/a______________________

U.S. Education Loan Trust III, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: _n/a______________________

Central Index Key Number of underwriter: _n/a______________________

Henry B. Howard (786) 777-0300

Name and telephone number, including area code,

of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

_U.S. EDUCATION LOAN TRUST III, LLC_____________(Securitizer, Depositor or Underwriter)

Date _February 10, 2016______________________________________

By: U.S. Education Finance III Management Corporation

_/s/ Henry B. Howard    __________________________________ (Signature)*

By: Henry B. Howard, President and Chief Executive Officer

*Print name and title of the signing offi cer under his signature.